Transactions with Related Parties - Allseas (Details)	5 Months Ended	7 Months Ended	12 Months Ended
	May. 17, 2015	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 18, 2015 USD ($) shares	Feb. 18, 2014 shares	Sep. 27, 2013 shares	Feb. 15, 2013 shares
Related Party Transaction [Line Items]
Euro / U.S. dollar exchange rate		1.0887	1.0887
Due from related parties		$ 220,568	$ 220,568		$ 843,510
Allseas Marine SA
Related Party Transaction [Line Items]
Daily management fee | €				€ 666.45		€ 664.46		€ 661.15
Capitalized expenses		1,845,161	1,845,161		3,804,918
Pre-delivery services amount payable			15,000
Compensation for involuntary termination of contract			3,266,100	€ 3,000,000
Due from related parties		$ 220,568	$ 220,568		843,510
Charter hire commission payable to the management company			1.25%	1.25%
Commission rate payable to the management company for the purchase, sale and construction of vessels			1.00%	1.00%
Allseas Marine SA | Accounting Services Agreement
Related Party Transaction [Line Items]
The duration of agreements	1yr	indefinite
Years for computation of compensation to the management company		3	3
Allseas Marine SA | Executive Services Agreement
Related Party Transaction [Line Items]
Annual executive services fee payable | €				€ 0		€ 2,900,000		€ 2,700,000
The duration of agreements	5yrs	indefinite
Annual executive services fee paid			$ 0		5,689,152		$ 7,582,634
Percentage of the issued and oustanding shares of the company, issuable to the management company			5.00%	5.00%
Years for computation of compensation to the management company		3	3
Number of the issued and oustanding shares of the company, issuable to the management company | shares		78,948	78,948
Incentive compensation paid to executives			$ 0		$ 1,848,900		$ 3,993,000
Allseas Marine SA | Superintendent services
Related Party Transaction [Line Items]
Superintendents management fee payable | €				€ 500
Number of days on site inspection		5	5
Allseas Marine SA | Financial Accounting Services
Related Party Transaction [Line Items]
Annual fee payable for financial accounting services | €				250,000
Allseas Marine SA | Financial Reporting Services
Related Party Transaction [Line Items]
Annual fee per vessel payable financial reporting services cost			$ 30,000
Allseas Marine SA | Newbuildings Supervision
Related Party Transaction [Line Items]
Flat fee for newbuilding supervision services			$ 375,000
Daily fee for newbuilding vessels' supervision | €				115
Superintendents management fee payable | €				€ 500
Loretto Finance Inc.
Related Party Transaction [Line Items]
Common stock - shares issued | shares		12,557	12,557						190	3,571	3,158	2,580
Public offerings
Related Party Transaction [Line Items]
Common stock - shares issued | shares										178,553	157,895
Maximum amount of common shares at-the-market offering									$ 4,000,000